As filed with the Securities and Exchange Commission on May 19, 2006

                                            1933 Act Registration No. 333-133298

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-14

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

            [  ]     Pre-Effective          [ X ]    Post-Effective
                     Amendment No.                   Amendment No. 1

                               PHOENIX SERIES FUND
                             (Phoenix Balanced Fund)
               [Exact Name of Registrant as Specified in Charter]

                 Area Code and Telephone Number: (800) 243-1574

                                101 Munson Street
                         Greenfield, Massachusetts 01301
                       -----------------------------------
                    (Address of Principal Executive Offices)

                               Kevin J. Carr, Esq.
                                     Counsel
                         Phoenix Life Insurance Company
                                One American Row
                        Hartford, Connecticut 06102-5056
                    -----------------------------------------
                     (Name and Address of Agent for Service)

                        Copies of All Correspondence to:
                             Robert N. Hickey, Esq.
                         Sullivan & Worcester LLP
                               1666 K Street, N.W.
                             Washington, D.C. 20006

    This Amendment to the Registration Statement on Form N-14AE of the Phoenix Series Fund, filed with the Securities and Exchange Commission on April 13, 2006 (Accession No. 0000949377-06-000298; File No. 333-133298), is being filed to add
Exhibit (12) to the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superceded hereby.


                                       1

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    It is proposed that this filing will become effective:

    [X] immediately on filing pursuant to paragraph (b)
    [ ] on _____ pursuant to paragraph (b)
    [ ] 60 days after filing pursuant to paragraph (a)(1)
    [ ] on _____ pursuant to paragraph (a)(1)
    [ ] 75 days after filing pursuant to paragraph (a)(2)
    [ ] on _____ pursuant to paragraph (a)(2) of Rule 485
    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       2

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                               PHOENIX SERIES FUND

                                     PART C

                                OTHER INFORMATION

Item 15. Indemnification.

    The Agreement and Declaration of Trust dated August 17, 2000, and the By-laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract, and Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties as the case may be) to the agreement for certain losses.

    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits:

1. Agreement and Declaration of Trust, dated August 17, 2000, is incorporated herein by reference to Post-Effective Amendment No. 92 to the Registrant's Registration Statement on Form N-1A filed on November 30, 2000 ("Post Effective Amendment No. 92").

2.      Bylaws. Incorporated by reference from Post-Effective Amendment No. 92.

3.      Not applicable.

4. Form of Agreement and Plan of Reorganization. Exhibit A to the Prospectus contained in Part A of the Form N-14AE Registration Statement filed with the SEC on April 13, 2006.

5.      None other than as set forth in Exhibits 1 and 2.

6(a). Amended and Restated Investment Advisory Agreement between Phoenix Investment Counsel, Inc. ("PIC") and the Registrant, dated as of November 20, 2002. Incorporated by reference to Post-Effective Amendment No. 96 to the Registrant's Registration

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        Statement on Form N-1A filed with the SEC on February 27, 2004
        ("Post-Effective Amendment No. 96").

6(b). First Amendment to Amended and Restated Investment Advisory Agreement between Phoenix Investment Counsel, Inc. ("PIC") and the Registrant, dated as of January 3, 2005. Incorporated by reference to Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 13, 2006 ("Post-Effective Amendment No. 100").

6(c). Subadvisory Agreement between PIC and Engemann Asset Management, dated January 1, 2005. Incorporated by reference to Post-Effective Amendment No. 100.

6(d). First Amendment to Subadvisory Agreement between PIC and Engemann Asset Management, dated January 1, 2005. Incorporated by reference to Post-Effective Amendment No. 100.

7(a). Underwriting Agreement between the Registrant and Phoenix Equity Planning Corporation ("PEPCO"), dated as of November 19, 1997. Incorporated by reference to Post-Effective Amendment No. 85 to the Registrant's Registration Statement on Form N-1A filed with the SEC on December 29, 1997("Post-Effective Amendment No. 85").

7(b). Form of Sales Agreement between PEPCO and dealers. Incorporated by reference to Post-Effective Amendment No. 100.

8.      None.

9(a). Master Custodian Contract between the Registrant and State Street Bank and Trust Company dated May 1, 1997. Incorporated by reference to Post-Effective Amendment No. 85.

9(b). Amendment dated February 10, 2000 to Master Custodian Contract between Registrant and Trust Company. Incorporated by reference to Post-Effective Amendment No. 96.

9(c). Amendment dated July 2, 2001 to Master Custodian Contract between Registrant and Trust Company. Incorporated by reference to Post-Effective Amendment No. 96.

9(d). Amendment dated May 10, 2002 to Master Custodian Contract between Registrant and Trust Company. Incorporated by reference to Post-Effective Amendment No. 96.

10(a). Class A Shares Amended and Restated Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 85.

10(b). First Amendment to Class A Shares Amended and Restated Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 96.

10(c). Class B Shares Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 91 to the Registrant's Registration Statement on Form N-1A filed with the SEC on September 11, 2000 ("Post-Effective Amendment No. 91").

10(d). Class C Shares Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 91.

10(e). 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 97 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 25, 2005 ("Post-Effective Amendment No. 97").

10(f). First Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 97.

10(g). Second Amendment to 2004 Amended and Restated Rule 18f-3 Multi-Class Distribution Plan. Incorporated by reference to Post-Effective Amendment No. 97.

11. Opinion and consent of Kevin J. Carr, Esq. Incorporated by reference to the Form N-14AE Registration Statement filed with the SEC on April 13, 2006.

12.     Tax opinion and consent of McDermott Will & Emery LLP. Filed herewith.

13(a). Transfer Agency and Service Agreement between the Registrant and PEPCO, dated as of June 1, 1994. Incorporated by reference to Post-Effective Amendment No. 84 to the Registrant's Registration Statement on Form N-1A filed with the SEC on February 27, 1997.

13(b). First Amendment to the Transfer Agency and Service Agreement between Registrant and PEPCO, dated February 28, 2004. Incorporated by reference to Post-Effective Amendment No. 97.

13(c). Second Amendment to the Transfer Agency and Service Agreement between Registrant and PEPCO, dated May 18, 2005. Incorporated by reference to Post-Effective Amendment No. 100.

13(d) Sub-Transfer Agent Agreement between PEPCO and Boston Financial Data Services, Inc., dated as of January 1, 2005. Incorporated by reference to Post-Effective Amendment No. 100.

13(e). Amended and Restated Financial Agent Agreement between the Registrant and PEPCO, dated as of November 19, 1997. Incorporated by reference to Post-Effective Amendment No. 85.

13(f). First Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 87 to the Registrant's Registration Statement on Form N-1A filed with the SEC on March 1, 1999 ("Post-Effective Amendment No. 87").

13(g). Second Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO. Incorporated by reference to Post-Effective Amendment No. 87.

13(h). Third Amendment to the Amended and Restated Financial Agent Agreement between the Registrant and PEPCO, dated January 1, 2003. Incorporated by reference to Post-Effective Amendment No. 96.

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13(i).  Fourth Amendment to the Amended and Restated Financial Agent Agreement
        between the Registrant and PEPCO, dated as of October 21, 2004. Incorporated by reference to Post-Effective Amendment No. 97.

14. Consent of PricewaterhouseCoopers LLP with respect to Phoenix Balanced Fund of the Registrant and Phoenix Balanced Return Fund of The Phoenix-Engemann Funds. Incorporated by reference to the Form N-14AE Registration Statement filed with the SEC on April 13, 2006.

15.     Not applicable.

16.     Powers of Attorney for Harry Dalzell-Payne, Francis E. Jeffries, Marilyn
        E. LaMarche, Philip R. McLoughlin, Geraldine M. McNamara, Everett L. Morris, and Richard E. Segerson. Incorporated by reference to the Form N-14AE Registration Statement filed with the SEC on April 13, 2006.

17.     Not applicable.

Item 17. Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus that is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

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                                   SIGNATURES

    As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the City of Hartford and State of Connecticut on the 19th day of May, 2006.

                                        PHOENIX SERIES FUND
                                        By:    /s/ Daniel T. Geraci
                                        ---------------------------
                                        Name:  Daniel T. Geraci
                                        Title: President

    As required by the Securities Act of 1933, the following persons have signed this Post-Effective Amendment No. 1 to the Registration Statement in the capacities indicated on the 19th day of May, 2006.

Signatures                          Title
----------                          -----

---------------------------         Trustee
E. Virgil Conway

/s/ Nancy G. Curtiss                Treasurer (Principal Financial
--------------------                and Accounting Officer)
Nancy G. Curtiss

/s/ Harry Dalzell-Payne             Trustee
-----------------------
Harry Dalzell-Payne*

---------------------------         Trustee
S. Leland Dill

/s/ Daniel T. Geraci                President (Principal Executive Officer)
--------------------
Daniel T. Geraci

/s/ Francis E. Jeffries             Trustee
-----------------------
Francis E. Jeffries*

---------------------------         Trustee
Leroy Keith, Jr.

/s/ Marilyn E. LaMarche             Trustee
-----------------------
Marilyn E. LaMarche*

/s/ Philip R. McLoughlin            Chairman
------------------------
Philip R. McLoughlin*

/s/ Geraldine M. McNamara           Trustee
-------------------------
Geraldine M. McNamara*

/s/ Everett L. Morris               Trustee
---------------------
Everett L. Morris*

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---------------------------         Trustee
James M. Oates

---------------------------         Trustee
Donald B. Romans

/s/ Richard E. Segerson             Trustee
-----------------------
Richard E. Segerson*



* By: /s/ Daniel T. Geraci
       -------------------
         Daniel T. Geraci
         Attorney-in-fact, pursuant to powers of attorney.

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                                  EXHIBIT INDEX

Exhibit         Item
-------         ----

12              Tax opinion and consent of McDermott Will & Emery LLP








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